UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number     811-07643
                                              ------------------------

                               Phoenix PHOLIOs (SM)
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,          John H. Beers, Esq.
    Counsel and Secretary for Registrant     Vice President and Secretary
       Phoenix Life Insurance Company       Phoenix Life Insurance Company
              One American Row                     One American Row
             Hartford, CT 06102                   Hartford, CT 06102
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: July 31
                                                --------

                   Date of reporting period: October 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX PHOLIOS(SM)
GLOSSARY
OCTOBER 31, 2005


FUND OF FUNDS

A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

REIT (REAL ESTATE INVESTMENT TRUST)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

                         Composition by Underlying Fund
                      As a Percentage of Total Investments
                             As of October 31, 2005
                                   (Unaudited)

                                                     Wealth      Wealth    Wealth    Wealth    Conservative
                                                   Accumulator  Builder   Guardian  Preserver     Income
                                                     PHOLIO      PHOLIO    PHOLIO    PHOLIO       PHOLIO
                                                     ------      ------    ------    ------       ------
Phoenix Bond Fund Class A                                --       8.1%     16.1%     23.7%        31.8%
Phoenix Dynamic Growth Fund Class A                     5.1%      4.0%      3.0%       --           --
Phoenix Foreign Opportunities Fund Class A              8.0%      6.2%      4.1%      3.0%          --
Phoenix Fundamental Growth Fund Class A                15.2%     11.1%      9.1%      8.2%         4.0%
Phoenix Global Utilities Fund Class A                   3.9%      3.9%      2.0%      1.0%         1.0%
Phoenix Growth & Income Fund Class A                   15.0%     11.0%      7.8%      7.0%         3.0%
Phoenix High Yield Securities Fund Class A               --       2.0%      3.9%      6.0%         8.0%
Phoenix Institutional Bond Fund Class Y                  --       8.1%     16.2%     24.0%        32.2%
Phoenix International Strategies Fund Class A          12.0%     10.2%      8.1%      5.0%         4.1%
Phoenix Market Neutral Fund Class A                     6.9%      6.9%      5.9%      3.0%         3.0%
Phoenix Mid-Cap Value Fund Class A                      4.9%      3.7%      2.8%       --           --
Phoenix Multi-Sector Short Term Bond Fund Class A        --       2.0%      4.1%      6.0%         7.9%
Phoenix Real Estate Securities Fund Class A             4.0%      3.9%      2.0%      1.0%         1.0%
Phoenix Small-Cap Growth Fund Class A                   5.0%      3.9%      2.9%      2.0%          --
Phoenix Small-Cap Value Fund Class A                    5.0%      4.0%      3.0%      2.0%          --
Phoenix Total Value Fund Class A                       15.0%     11.0%      9.0%      8.1%         4.0%
                                                   --------------------------------------------------------
                                                      100.0%    100.0%    100.0%    100.0%       100.0%
                                                   ========================================================

Phoenix Conservative Income PHOLIO

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      ---------   ---------

MUTUAL FUNDS--85.3%

EQUITY FUNDS--17.0%
Phoenix Fundamental Growth Fund Class A(b)(c)               710   $   7,126
Phoenix Global Utilities Fund Class A(c)                    169       1,723
Phoenix Growth & Income Fund Class A(c)                     361       5,257
Phoenix International Strategies Fund Class A(c)            673       7,229
Phoenix Market Neutral Fund Class A(b)(c)                   446       5,300
Phoenix Real Estate Securities Fund Class A(c)               66       1,758
Phoenix Total Value Fund Class A(b)(c)                      714       7,079
                                                                  ---------
                                                                     35,472
                                                                  ---------

FIXED-INCOME FUNDS--68.3%
Phoenix Bond Fund Class A(c)                              5,459      56,443
Phoenix High Yield Securities Fund Class A(c)             1,456      14,215
Phoenix Institutional Bond Fund Class Y(c)                1,828      57,425
Phoenix Multi-Sector Short Term Bond Fund Class A(c)      2,987      14,037
                                                                  ---------
                                                                    142,120
---------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $178,522)                                          177,592
---------------------------------------------------------------------------

TOTAL INVESTMENTS--85.3%
(IDENTIFIED COST $178,522)                                          177,592(a)

Other assets and liabilities, net--14.7%                             30,658
                                                                  ---------
NET ASSETS--100.0%                                                $ 208,250
                                                                  =========


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $0 and gross depreciation of $1,978 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $179,570.

(b)   Non-income producing.

(c)   Affiliated Fund.

                      See Notes to Schedules of Investments

Phoenix Wealth Accumulator PHOLIO

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      ---------  ------------
MUTUAL FUNDS--94.9%

EQUITY FUNDS--94.9%
Phoenix Dynamic Growth Fund Class A(b)(c)                 4,041  $     40,413
Phoenix Foreign Opportunities Fund Class A(c)             3,230        63,831
Phoenix Fundamental Growth Fund Class A(b)(c)            11,981       120,288
Phoenix Global Utilities Fund Class A(c)                  3,047        31,044
Phoenix Growth & Income Fund Class A(c)                   8,139       118,592
Phoenix International Strategies Fund Class A(c)          8,857        95,120
Phoenix Market Neutral Fund Class A(b)(c)                 4,640        55,074
Phoenix Mid-Cap Value Fund Class A(c)                     2,037        38,642
Phoenix Real Estate Securities Fund Class A(c)            1,188        31,827
Phoenix Small-Cap Growth Fund Class A(b)(c)               1,277        39,755
Phoenix Small-Cap Value Fund Class A(b)(c)                2,070        39,275
Phoenix Total Value Fund Class A(b)(c)                   12,008       119,124
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $790,857)                                            792,985
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--94.9%
(IDENTIFIED COST $790,857)                                            792,985(a)

Other assets and liabilities, net--5.1%                                42,276
                                                                 ------------
NET ASSETS--100.0%                                               $    835,261
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,275 and gross depreciation of $2,251 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $793,961.

(b)   Non-income producing.

(c)   Affiliated Fund.

                      See Notes to Schedules of Investments

Phoenix Wealth Builder PHOLIO

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      ---------  ------------
MUTUAL FUNDS--99.7%

EQUITY FUNDS--79.6%
Phoenix Dynamic Growth Fund Class A(b)(c)               508,826  $  5,088,261
Phoenix Foreign Opportunities Fund Class A(c)           395,918     7,823,336
Phoenix Fundamental Growth Fund Class A(b)(c)         1,407,194    14,128,227
Phoenix Global Utilities Fund Class A(c)                489,827     4,991,341
Phoenix Growth & Income Fund Class A(c)                 955,946    13,928,135
Phoenix International Strategies Fund Class A(c)      1,207,653    12,970,193
Phoenix Market Neutral Fund Class A(b)(c)               742,519     8,813,705
Phoenix Mid-Cap Value Fund Class A(c)                   248,429     4,712,694
Phoenix Real Estate Securities Fund Class A(c)          186,234     4,989,211
Phoenix Small-Cap Growth Fund Class A(b)(c)             161,366     5,021,718
Phoenix Small-Cap Value Fund Class A(b)(c)              260,255     4,937,038
Phoenix Total Value Fund Class A(b)(c)                1,413,599    14,022,898
                                                                 ------------
                                                                  101,426,757
                                                                 ------------

FIXED-INCOME FUNDS--20.1%
Phoenix Bond Fund Class A(c)                            991,108    10,248,054
Phoenix High Yield Securities Fund Class A(c)           260,530     2,542,772
Phoenix Institutional Bond Fund Class Y(c)              327,827    10,297,039
Phoenix Multi-Sector Short Term Bond Fund Class A(c)    549,171     2,581,103
                                                                 ------------
                                                                   25,668,968
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $124,392,714)                                    127,095,725
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $124,392,714)                                    127,095,725
-----------------------------------------------------------------------------

                                                      PAR VALUE
                                                        (000)       VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--0.2%

COMMERCIAL PAPER--0.2%
CAFCO LLC 4.03%, 11/1/05                              $     305       305,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $305,000)                                            305,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $124,697,714)                                    127,400,725(a)

Other assets and liabilities, net--0.1%                               102,294
                                                                 ------------
NET ASSETS--100.0%                                               $127,503,019
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,762,346 and gross depreciation of $1,119,499 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $124,757,878.

(b)   Non-income producing.

(c)   Affiliated Fund.

                      See Notes to Schedules of Investments

Phoenix Wealth Guardian PHOLIO

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                   -----------   ------------

MUTUAL FUNDS--99.2%

EQUITY FUNDS--59.3%
Phoenix Dynamic Growth Fund Class A(b)(c)              185,729   $  1,857,285
Phoenix Foreign Opportunities Fund Class A(c)          125,729      2,484,413
Phoenix Fundamental Growth Fund Class A(b)(c)          549,173      5,513,697
Phoenix Global Utilities Fund Class A(c)               116,797      1,190,162
Phoenix Growth & Income Fund Class A(c)                324,161      4,723,028
Phoenix International Strategies Fund Class A(c)       458,471      4,923,975
Phoenix Market Neutral Fund Class A(b)(c)              303,276      3,599,886
Phoenix Mid-Cap Value Fund Class A(c)                   89,958      1,706,494
Phoenix Real Estate Securities Fund Class A(c)          44,784      1,199,773
Phoenix Small-Cap Growth Fund Class A(b)(c)             57,821      1,799,381
Phoenix Small-Cap Value Fund Class A(b)(c)              93,927      1,781,790
Phoenix Total Value Fund Class A(b)(c)                 551,323      5,469,124
                                                                 ------------
                                                                   36,249,008
                                                                 ------------

FIXED-INCOME FUNDS--39.9%
Phoenix Bond Fund Class A(c)                           943,015      9,750,773
Phoenix High Yield Securities Fund Class A(c)          245,168      2,392,838
Phoenix Institutional Bond Fund Class Y(c)             311,890      9,796,477
Phoenix Multi-Sector Short Term Bond Fund
 Class A(c)                                            523,073      2,458,441
                                                                 ------------
                                                                   24,398,529
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $60,088,421)                                      60,647,537
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $60,088,421)                                      60,647,537
-----------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   -----------   ------------

SHORT-TERM INVESTMENTS--0.4%

COMMERCIAL PAPER--0.4%
CAFCO LLC 4.03%, 11/1/05                           $       275        275,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $275,000)                                            275,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $60,363,421)                                      60,922,537(a)

Other assets and liabilities, net--0.4%                               237,781
                                                                 ------------
NET ASSETS--100.0%                                               $ 61,160,318
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,204,150 and gross depreciation of $709,390 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $60,427,777.

(b)   Non-income producing.

(c)   Affiliated Fund.

                      See Notes to Schedules of Investments

Phoenix Wealth Preserver PHOLIO

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

                                                        SHARES        VALUE
                                                       --------     ---------
MUTUAL FUNDS--92.4%

EQUITY FUNDS--37.2%
Phoenix Foreign Opportunities Fund Class A(c)               560     $  11,057
Phoenix Fundamental Growth Fund Class A(b)(c)             2,962        29,735
Phoenix Global Utilities Fund Class A(c)                    354         3,604
Phoenix Growth & Income Fund Class A(c)                   1,756        25,582
Phoenix International Strategies Fund Class A(c)          1,704        18,305
Phoenix Market Neutral Fund Class A(b)(c)                   915        10,861
Phoenix Real Estate Securities Fund Class A(c)              138         3,710
Phoenix Small-Cap Growth Fund Class A(b)(c)                 237         7,388
Phoenix Small-Cap Value Fund Class A(b)(c)                  384         7,284
Phoenix Total Value Fund Class A(b)(c)                    2,967        29,431
                                                                    ---------
                                                                      146,957
                                                                    ---------

FIXED-INCOME FUNDS--55.2%
Phoenix Bond Fund Class A(c)                              8,368        86,528
Phoenix High Yield Securities Fund Class A(c)             2,234        21,808
Phoenix Institutional Bond Fund Class Y(c)                2,786        87,498
Phoenix Multi-Sector Short Term Bond Fund Class A(c)      4,670        21,947
                                                                    ---------
                                                                      217,781
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $365,367)                                            364,738
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--92.4%
(IDENTIFIED COST $365,367)                                            364,738(a)

Other assets and liabilities, net--7.6%                                30,074
                                                                    ---------
NET ASSETS--100.0%                                                  $ 394,812
                                                                    =========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $729 and gross depreciation of $1,763 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $365,772.

(b)   Non-income producing.

(c)   Affiliated Fund.

                      See Notes to Schedules of Investments

PHOENIX PHOLIOS(SM)
NOTES TO SCHEDULES OF INVESTMENTS
OCTOBER 31, 2005 (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix PHOLIOs(SM) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time).

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

NOTE 2--OTHER

     The  Funds  do not  invest  in the  underlying  funds  for the  purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At October 31, 2005, the PHOLIOS(SM) were the owner of record of the shares outstanding in the underlying funds as follows:
                                         % Held                   % Held
          Underlying Fund        Wealth Builder PHOLIO    Wealth Guardian PHOLIO
          ---------------        ---------------------    ----------------------
Phoenix Bond Fund                          15%                      14%
Phoenix Dynamic Growth Fund                52%                      19%
Phoenix Fundamental Growth Fund            61%                      24%
Phoenix Global Utilities Fund              34%                      --
Phoenix High Yield Securities Fund         13%                      12%
Phoenix International Strategies Fund      16%                      --
Phoenix Small-Cap Growth Fund              19%                      --
Phoenix Total Value Fund                   54%                      21%


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Phoenix PHOLIOs (SM)
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ George R. Aylward
                         ----------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date     December 21, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ George R. Aylward
                         ----------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date     December 21, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*     /s/ Nancy G. Curtiss
                         ----------------------------------------------------
                              Nancy G. Curtiss, Chief Financial Officer
                              and Treasurer
                              (principal financial officer)

Date     December 21, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.